Income and mining taxes (Schedule of temporary differences recognized) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liability) asset	$ (167,882)	$ (308,577)	$ (277,466)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(96,841)	(83,407)
Deferred income tax (recovery) expense	13,434	(18,646)
Deferred income tax liability	259,145	339,037
Deferred income tax expense (recovery)	(79,892)	25,456
Pension obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	11,332	7,817
Deferred income tax (recovery) expense	(1,115)	2,739
Other employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	16,837	13,488
Deferred income tax (recovery) expense	(3,349)	3,254
Deferred income tax liability	(80)	240
Deferred income tax expense (recovery)	(320)	48
Decommissioning And Restoration Obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	41,208	7,817
Deferred income tax (recovery) expense	(33,391)	(2,055)
Asset retirement obligations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liability	(833)	(918)
Deferred income tax expense (recovery)	85	(129)
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	90,446	72,470
Deferred income tax (recovery) expense	(17,976)	19,025
Deferred income tax liability	(28,643)	(27,374)
Deferred income tax expense (recovery)	(1,269)	165
Share issuance and debt costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	6,540	10,896
Deferred income tax (recovery) expense	4,361	4,807
Deferred Revenue [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	(112)	(7,622)
Deferred income tax (recovery) expense	(7,510)	5,096
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	540	(5,946)
Deferred income tax (recovery) expense	(12,839)	4,640
Deferred income tax liability	3,629	(3,672)
Deferred income tax expense (recovery)	7,302	(3,439)
Income tax effect of temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax asset	69,950	15,513
Deferred income tax (recovery) expense	(58,385)	18,860
Deferred income tax liability	233,218	307,313
Deferred income tax expense (recovery)	(74,094)	22,101
Deferred income tax (liability) asset	(163,268)	(291,800)
Net deferred income tax expense (recovery)	$ (132,479)	$ 40,961